7. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes
	June 30, 2012	June 30, 2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	(271,581)	(132,101)
State	(78,999)	(38,426)
	(350,580)	(170,527)
Valuation allowance	350,580	170,527
Provision (benefit) for income taxes, net	$-	$-

Effective Tax Rate
	June 30, 2012	June 30, 2011

Statutory federal income tax rate	34.0%	34.0%
State income taxes and other	9.0%	9.0%
Valuation allowance	(43.0%)	(43.0%)
Effective tax rate	-	-

Deferred Income Tax Asset
	June 30, 2012	June 30, 2011

Net operating loss carryforward	1,653,958	1,303,378
Valuation allowance	(1,653,958)	(1,303,378)
Deferred income tax asset	$-	-